Inventories (Tables)	12 Months Ended
Dec. 31, 2021
Inventory Disclosure [Abstract]
Schedule of inventory
	December 31, 2021	December 31, 2020
Raw materials	$20,382	$1,289
Work in process	10,659	578
Finished goods	901	—
Less: inventory reserve	(1,059)	—
Total inventory	$30,883	$1,867